EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2025
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the change in the balance of equity accounted investments for the six-month period ended June 30, 2025 and the twelve-month period ended December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Balance at beginning of period	$198	$222
Additions	11	—
Dispositions	(12)	—
Share of net income (loss)	5	8
Distributions received	(9)	(18)
Foreign currency translation and other	(6)	(14)
Balance at end of period	$187	$198